MARKETABLE SECURITIES	3 Months Ended
Mar. 31, 2022
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 7 – MARKETABLE SECURITIES

The details of the bonds and securities in which the Company invests are as follows:

Titles	3/31/2022	12/31/2021
Current
LTN (Letra do Tesouro Nacional)	8,551,796	9,823,486
NTN-F (Nota do Tesouro Nacional)	1,654,551	143,768
LFT (Letra Financeira do Tesouro)	564,274	690,470
Fixed income securities	3,245,382	3,182,447
Fixed income short term investments	866,809	1,489,807
Others	253,223	145,227
Restricted Securities
Itaipu Agreement	169,209	165,571
	15,305,244	15,640,776

Non-Current
Participation Certificates	398,373	393,747
Southeast and Midwest Energy Fund	642,119	554,123
Northeast Energy Fund	161,076	140,705
Others	9,808	4,901
	1,211,376	1,093,476

Total	16,516,620	16,734,252